UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21694

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)

                           BNY Mellon Financial Center
                           One Boston Place, 024-0071
                           Boston, Massachusetts 02108
               (Address of principal executive offices) (Zip code)

                             Peter M. Sullivan, Esq.
                           BNY Mellon Financial Center
                           One Boston Place, 024-0081
                           Boston, Massachusetts 02108
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 722-7000

                        Date of fiscal year end: March 31

                     Date of reporting period: June 30, 2010

ITEM 1 -- SCHEDULE OF INVESTMENTS.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

               SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

                                                                                                           REDEMPTION
                                                                                                             NOTICE
                                                                          PERCENTAGE OF                      PERIOD
INVESTMENT FUNDS                                COST           VALUE        NET ASSETS      LIQUIDITY     (# OF DAYS)
----------------                            ------------   ------------   -------------   -------------   -----------
OPPORTUNISTIC
Brookside Capital Partners Fund II, L.P.    $ 20,000,000   $ 18,672,635        3.7%       Quarterly (e)        60
Eminence Partners, L.P.                       22,000,000     20,569,500        4.0%       Quarterly (b)        45
Glenview Institutional Partners, L.P.         30,000,000     30,035,283        5.9%       Quarterly +          45
Hunter Global Investors Fund I, L.P.          17,550,335     22,936,664        4.5%       Quarterly +          30
Karsh Capital II, L.P.                        21,570,031     28,381,830        5.6%       Quarterly +          30
Kingdon Associates                            22,419,749     30,639,632        6.0%       Quarterly +          30
Raptor Private Holdings, L.P.                  2,292,114      2,185,917        0.4%       ++
Raptor Global Portfolio Liquidating Trust        243,576        278,904        0.1%       ++
                                            ------------   ------------      -----
                                             136,075,805    153,700,365       30.2%
                                            ------------   ------------      -----
GROWTH
Alydar QP Fund, L.P.                          20,570,236     28,220,925        5.5%       Quarterly +          30
Fox Point QP Fund, L.P.                       15,521,186     10,672,937        2.1%       Annually +           45
Highbridge Long/Short Equity Fund, L.P.       17,646,613     27,427,212        5.4%       Quarterly +          45
Maverick Fund USA, Ltd.                       21,711,185     23,285,541        4.6%       Quarterly +          60
Pequot Capital                                 2,868,671      3,071,440        0.6%       ++
                                            ------------   ------------      -----
                                              78,317,891     92,678,055       18.2%
                                            ------------   ------------      -----
VALUE
Amici Qualified Associates, L.P.              20,661,818     25,907,286        5.1%       Quarterly +          45
Bay II Resource Partners, L.P.                20,500,000     24,627,121        4.8%       Quarterly +          45
Clovis Capital Partners Institutional,
   L.P.                                       25,247,705     27,647,457        5.4%       Quarterly +          45
Delta Institutional Holdings, L.P.             1,180,875      1,245,024        0.3%       ++
Oscar S. Schafer & Partners II, L.P.          18,407,744     12,874,935        2.5%       Quarterly +          45
SEG Partners II, L.P.                         22,000,000     22,214,048        4.4%       Quarterly (c)        60
Shoshone Partners, L.P.                       17,299,000     19,348,639        3.8%       Annually +           30
                                            ------------   ------------      -----
                                             125,297,142    133,864,510       26.3%
                                            ------------   ------------      -----
GLOBAL
AlphaGen Tucana Fund                          15,000,000     14,339,110        2.8%       Monthly (a)          30
Amiya Global Emerging Opportunities
   Fund, L.P.                                 20,000,000     20,944,229        4.1%       Quarterly (d)        30
Asian Century Quest Fund (QP), L.P.           19,000,000     24,958,998        4.9%       Quarterly +          45
Calypso Qualified Partners, L.P.              10,270,176     12,690,145        2.5%       Monthly +            30
Miura Global Partners II, LP                  20,000,000     19,968,370        3.9%       Monthly +           180
                                            ------------   ------------      -----
                                              84,270,176     92,900,852       18.2%
                                            ------------   ------------      -----
TOTAL INVESTMENT FUNDS                       423,961,014    473,143,782       92.9%
                                            ------------   ------------      -----
AFFILIATED INVESTMENT
Dreyfus Institutional Preferred Plus
   Money Market Fund                          39,389,753     39,389,753        7.7%       Daily + (f)
                                            ------------   ------------      -----
TOTAL INVESTMENTS                           $463,350,767    512,533,535      100.6%
                                            ============   ------------      -----
OTHER LIABILITIES IN EXCESS OF ASSETS                        (2,901,841)      -0.6%
                                                           ------------      -----
TOTAL NET ASSETS                                           $509,631,694      100.0%
                                                           ============      =====

(a) Investment has a 1 year soft lock-up period with a 2% early withdrawal fee during the first six months.

     1% during the next six months and none thereafter. $15 million was invested on 2/1/10.

(b)  Investment has a 1 year lock-up period. $22 million was invested on 9/1/09.

(c) Investment has a 1 year soft lock-up period. $22 million was invested on 3/1/10.

(d) Investment has a 1 year soft lock-up period with a 2% early withdrawal fee. $20 million was invested on 7/1/09.

(e) Investment has a 1 year lock-up period. $20 million was invested on 04/01/10.

(f) Investment in affiliated money market mutual fund. The 7-day yield at 06/30/10 was 0.21%.

+    The investment amount has no lock-up or other redemption restrictions.

++ Investment is currently in liquidation and is expected to liquidate over the next two to five years.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

               SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

At June 30, 2010, the aggregate cost of investment funds for tax purposes was expected to be similar to book cost of $463,350,767. At June 30, 2010, accumulated net realized appreciation on investment funds was $49,182,768, consisting of $63,120,408 of gross unrealized appreciation and $13,937,640 of gross unrealized depreciation.

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund's investments carried at fair value:

                                               LEVEL 2 - OTHER
                                                 SIGNIFICANT     LEVEL 3 - SIGNIFICANT
                            LEVEL 1 - QUOTED     OBSERVABLE           UNOBSERVABLE
INVESTMENTS IN SECURITIES      PRICES ($)        INPUTS ($)            INPUTS ($)         TOTAL ($)
-------------------------   ----------------   --------------    ---------------------   -----------
Investment Funds                       --            --               473,143,782        473,143,782
Affiliated Investment          39,389,753            --                        --         39,389,753
TOTAL                          39,389,753            --               473,143,782        512,533,535

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                     INVESTMENTS IN
                                                     SECURITIES ($)
                                                     --------------
BALANCE AS OF 3/31/2010                                481,496,577
REALIZED GAIN                                               14,848
CHANGE IN UNREALIZED DEPRECIATION                      (27,173,540)
NET PURCHASES (SALES)                                   18,805,897
TRANSFERS IN AND/OR OUT OF LEVEL 3                              --
BALANCE AS OF 06/30/2010                               473,143,782

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2 -- CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 -- EXHIBITS.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        MELLON OPTIMA L/S STRATEGY FUND, LLC


                                        By: /s/ Steven M. Anderson
                                            ------------------------------------
                                            Steven M. Anderson
                                            Vice President, Treasurer and
                                            Chief Financial Officer

                                        Date: August 30, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: /s/ Steven M. Anderson
                                            ------------------------------------
                                            Steven M. Anderson
                                            Vice President, Treasurer and
                                            Chief Financial Officer

                                        Date: August 30, 2010


                                        By: /s/ David K. Mossman
                                            ------------------------------------
                                            David K. Mossman
                                            President and Chief Executive
                                            Officer

                                        Date: August 30, 2010